Investment in associates (Details 1) - Dolly Varden [Member] $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Carrying amount, investment			$ 55,265
Equity interest transferred to held for sale			22.20%
Carrying amount transferred to asset held for sale			$ 12,280
Less: FVLCD			(6,774)
Impairment expense recognized	$ 5,506	$ 5,506,000	$ 5,506